Convertible Debt and Warrant Liability (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 04, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Proceeds from convertible debt		$ 9,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount	$ 10,000
Proceeds from convertible debt	$ 9,000
Interest rate	10.00%
Conversion price	$ 15
Warrant exercise price	$ 15
Warrants issued	231,312